SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13 -        SHAREHOLDERS' EQUITY

a.
TAT's Ordinary shares confer upon their holders voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT.

b.	Stock option plans:

(1)

Following the approval of TAT's Audit committee and Board of Directors, on June 28, 2012, the Company's shareholders approved the 2012 stock option plan (the “2012 Plan”) to grant up to 380,000 options to purchase Ordinary shares, 0.9 NIS par value, of the Company to senior executives and certain members of the Board of Directors, at an exercise price as determined in the stock option plan. The Options vest over a three-year period (one-third each year), the vesting of 50% of the Options is subject, in addition, to certain minimum shareholders' equity during a period of 4 years from the grant date, unless the employee is no longer employed by the Company, in which case the options will be considered forfeited within 30 days. The grant of options to Israeli employees under the Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance. Each option grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company's accounts, in respect of options granted to employees under the Plan, with the exception of the work income benefit component, if any, determined on grant date. For nonemployees and for non-Israeli employees, the share option plan is subject to Section 3(i) of the Israeli Income Tax Ordinance.

(1)

On March 19, 2014, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 195,000 Options, at an exercise price of $8.79 per share, to senior executives, which were granted on June 23, 2014 (which is also considered the grant date).

(2)	On November 30, 2014, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 20,000 Options, at an exercise price of $7.34 per share, to senior executives,

(3)	On July 1, 2015, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 80,000 Options, at an exercise price of $7.15 per share, to senior executives.

(4)	On October 1, 2015, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 40,000 Options, at an exercise price of $7.15 per share, to senior executives.

The fair value of the Company's stock options granted under the 2012 plan for the years ended December 31, 2015 and 2014 was estimated using the following assumptions:

	2015	2014

Expected stock price volatility	35.07% - 38.97%	37.23% - 39.14%
Expected option life (in years)	3 - 4	2.87 - 4
Risk free interest rate	0.92% - 1.39%	0.48% - 1.34%
Dividend yield	5%	5% - 4.6%

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. The expected term of options is based on the simplified method. The Company is able to use the simplified method as the options qualify as “plain vanilla” options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term. Expected dividend yield is based upon historical and projected dividend activity and the risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted.

(5)	The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2015		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	235,000	8.28	145,000	$6.5	285,000	$6.50
Granted	120,000	7.15	215,000	8.66	-	-
Forfeited	(77,500)	8.67	(40,000)	8.79	(133,334)	6.50
Exercised	-	-	(85,000)	6.5	(6,666)	6.50

Outstanding at the end of the year	277,500	7.6	235,000	8.28	145,000	$6.50

Exercisable options	30,000	6.5	20,000	$6.5	24,167	$6.50

The weighted-average grant-date fair value of options granted in 2015 was $1.25 and $1.13 in 2014. The aggregate intrinsic value for the options outstanding as of December 31, 2015, 2014 and 2013 was $27, $0 and $212, respectively.

As of December 31, 2015 total unrecognized compensation cost was $67 and is expected to be recognized over a weighted-average period of 1.41 years.

c.	Dividends

On March 19, 2014, TAT's Board declared a cash dividend in the total amount of $2 million (approximately NIS 6.9 million), or $0.22 per share (approximately NIS 0.76 per share), for all of the shareholders of TAT. The dividend was paid on May 7, 2014 to shareholders of record on April 21, 2014.